Income Taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components of income before income taxes as used for income tax purposes
Domestic	$ 1,440,511	$ 1,113,528	$ 969,790
Foreign	108,455	144,698	116,168
Income before income taxes	$ 1,548,966	$ 1,258,226	$ 1,085,958
Reconciliation of the statutory federal income tax rate to the effective tax rate
Statutory federal income tax rate	35.00%	35.00%	35.00%
State and local income taxes	2.60%	2.80%	2.40%
Investment vehicles	(1.60%)	(2.50%)	(2.10%)
Domestic production activities	(2.20%)	(2.50%)	(2.20%)
Other - net	(1.80%)	(1.60%)	(2.40%)
Effective tax rate	32.00%	31.20%	30.70%
Reconciliation of unrecognized tax
Balance at beginning of year	$ 31,560	$ 30,997	$ 28,119
Additions based on tax positions related to the current year	4,228	3,370	3,480
Additions for tax positions of prior years	8,450	4,428	5,059
Reductions for tax positions of prior years	(4,862)	(2,349)	(3,378)
Settlements	(968)	(4,089)	(103)
Lapses of Statutes of Limitations	(4,535)	(797)	(2,180)
Balance at end of year	$ 33,873	$ 31,560	$ 30,997